CONSOLIDATED BALANCE SHEETS (Parenthetical)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Trade accounts receivable, allowance for doubtful accounts	$ 0	¥ 0	¥ 0
Bonds payable-Outstanding principal | ¥		319,572,092
Bonds payable-Outstanding principal	42,261,706	0	¥ 293,169,451
Amortized issuance cost of bonds (note 15)	$ 96,992	¥ 5,134,902
Ordinary share, par value (in CNY per share) | ¥ / shares		¥ 0.0068259	¥ 0.0068259
Ordinary share, shares authorized | shares	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued | shares	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding | shares	25,725,000	25,725,000	25,725,000
2013 Bonds
Bonds payable-Outstanding principal | ¥			¥ 320,000,000
Interest rate (as a percent)	9.30%		9.30%
Unamortized debt issuance costs interest rate (as a percentage)		10.53%
Amortized issuance cost of bonds (note 15)	$ 61,685	¥ 5,134,902
Debt issuance costs | ¥		427,908	¥ 0
2016 Bonds
Bonds payable-Outstanding principal	$ 43,246,360		¥ 300,000,000
Interest rate (as a percent)	6.50%		6.50%
Unamortized debt issuance costs interest rate (as a percentage)	6.75%		6.75%
Amortized issuance cost of bonds (note 15)	$ 35,307	0
Debt issuance costs	$ 984,654	¥ 0	¥ 6,830,549